Schedule of Investments

June 30, 2022 (Unaudited)

Intrepid Capital Fund

	Principal Amount	Value
BANK LOANS - 13.19%
Health Care - 11.00%
Gage Growth Corp. 10.250%, 11/30/2022 (a)	$1,000,000	$1,019,375
VCP23, LLC 7.000%, 04/30/2024 (a)	1,000,000	930,000
Verano Holdings Corp. 8.500%, 08/28/2023 (a)(b)	1,000,000	981,400
Verano Holdings Corp. 9.750% (1 Month LIBOR USD + 0.975%), 05/30/2023 (b)(c)	2,000,000	1,986,400

		4,917,175

Household & Personal Products - 2.19%
Shryne Group, Inc. 11.250%, 05/26/2026 (a)(b)	1,000,000	980,000

TOTAL BANK LOANS (Cost $5,947,278)		5,897,175

	Shares
COMMON STOCKS - 57.91%
Capital Goods - 2.35%
Acuity Brands, Inc.	6,816	1,049,937

Commercial & Professional Services - 2.12%
Copart, Inc. (d)	8,713	946,754

Consumer Durables & Apparel - 5.19%
Levi Strauss & Co.	63,000	1,028,160
Skechers U.S.A., Inc. - Class A (d)	36,301	1,291,590

		2,319,750

Diversified Financials - 5.37%
Berkshire Hathaway, Inc. - Class B (d)	4,615	1,259,987
Jefferies Financial Group, Inc.	41,253	1,139,408

		2,399,395

Energy - 5.30%
Civitas Resources, Inc.	29,390	1,536,803
Earthstone Energy, Inc. (d)	61,053	833,374

		2,370,177

Food, Beverage & Tobacco - 2.96%
Becle SAB de CV (e)	613,543	1,323,834

Health Care Equipment & Services - 2.42%
CVS Health Corp.	11,673	1,081,620

Media & Entertainment - 9.10%
Alphabet, Inc. - Class A (d)	736	1,603,935
InterActiveCorp (d)	8,764	665,801
Match Group, Inc. (d)	8,418	586,651
Take-Two Interactive Software, Inc. (d)	9,872	1,209,616

		4,066,003

Pharmaceuticals, Biotechnology & Life Sciences - 2.27%
Trulieve Cannabis Corp. (d)(e)	88,335	1,015,661

Real Estate - 3.97%
FRP Holdings, Inc. (d)	29,429	1,776,040

Retailing - 6.02%
Dollar General Corp.	6,217	1,525,900
The TJX Companies, Inc.	20,825	1,163,076

		2,688,976

Software & Services - 10.84%
Accenture PLC - Class A (e)	3,453	958,726
Dropbox, Inc. - Class A (d)	69,129	1,451,018
Visa, Inc. - Class A	4,533	892,502
WNS Holdings Ltd. - ADR (d)(e)	20,685	1,543,928

		4,846,174

TOTAL COMMON STOCKS (Cost $20,975,385)		25,884,321

REAL ESTATE INVESTMENT TRUST (REIT) - 1.27%
Real Estate - 1.27%
PotlatchDeltic Corp.	12,884	569,344

TOTAL REIT (Cost $347,090)		569,344

	Principal Amount
CONVERTIBLE BONDS - 3.20%
Diversified Financials - 0.93%
WisdomTree Investments, Inc. 4.250%, 06/15/2023	400,000	416,750

Real Estate - 2.27%
CTO Realty Growth, Inc. 3.875%, 04/15/2025	814,000	1,013,968

TOTAL CONVERTIBLE BONDS (Cost $1,188,115)		1,430,718

CORPORATE BONDS - 18.52%
Broadcasting (except Internet) - 1.90%
DISH DBS Corp. 5.875%, 11/15/2024	1,000,000	848,420

Consumer Durables & Apparel - 2.40%
Vista Outdoor, Inc. 4.500%, 03/15/2029 (f)	1,400,000	1,073,243

Consumer Services - 2.51%
Nathan’s Famous, Inc. 6.625%, 11/01/2025 (f)	1,163,000	1,121,051

Energy - 1.96%
DCP Midstream LP 7.375% (3 Month LIBOR USD + 5.148%), 06/15/2023 (c)	1,000,000	877,987

Food, Beverage & Tobacco - 1.12%
Turning Point Brands, Inc. 5.625%, 02/15/2026 (f)	564,000	502,042

Pharmaceuticals, Biotechnology & Life Sciences - 4.57%
Ayr Wellness, Inc. 12.500%, 12/10/2024 (e)	1,000,000	1,039,170
Trulieve Cannabis Corp. 9.750%, 06/18/2024 (e)	1,005,000	1,003,656

		2,042,826

Pipeline Transportation - 0.33%
PBF Logistics Finance Corp. 6.875%, 05/15/2023	150,000	147,918

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.24%
Atento Luxco 1 SA 8.000%, 02/10/2026 (e)(f)	1,400,000	1,001,200

Support Activities for Mining - 1.49%
Exterran Energy Solutions LP 8.125%, 05/01/2025	700,000	664,209

TOTAL CORPORATE BONDS (Cost $8,966,542)		8,278,896

WARRANTS - 0.20%
Health Care - 0.20%
Cansortium Holdings LLC
Expiration: 04/29/2025, Exercise Price: $1.20 (d)	250,000	37,500
Green Thumb Industries, Inc.
Expiration: 10/15/2026, Exercise Price: $30.00 (d)	7,328	51,296

TOTAL WARRANTS (Cost $0)		88,796

	Shares
SHORT-TERM INVESTMENT - 5.34%
Money Market Fund - 5.34%
STIT - Treasury Portfolio - Institutional Class, 0.010% (g)	2,385,515	2,385,515

TOTAL SHORT-TERM INVESTMENT (Cost $2,385,515)		2,385,515

Total Investments (Cost $39,809,925) - 99.63%		44,534,765
Other Assets in Excess of Liabilities - 0.37%		163,971

TOTAL NET ASSETS - 100.00%		$44,698,736

Percentages are stated as a percent of net assets.

(a)	The rate listed is a fixed rate.
(b)

Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. See Footnote 2. The aggregate value of fair valued securities as of June 30, 2022 was $3,947,800, which represented 8.83% of net assets.

(c)	Variable Rate Security. The rate listed is as of June 30, 2022.
(d)	Non-income producing security.
(e)	Foreign Issued Security.
(f)

Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2022, the value of these investments was $3,697,536, or 8.27% of total net assets.

(g)	Rate listed is the 7-day effective yield.